UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2019 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.9%
Belgium | 1.7%
Anheuser-Busch InBev SA/NV	29,664	$2,824,012
Canada | 5.6%
CAE, Inc.	70,690	1,795,996
Canadian National Railway Co.	32,880	2,952,338
Dollarama, Inc.	55,100	1,972,595
National Bank of Canada	52,165	2,595,552
		9,316,481
China | 2.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	7,255	1,213,253
Tencent Holdings, Ltd.	63,300	2,686,433
		3,899,686
Finland | 0.8%
Sampo Oyj, A Shares	35,819	1,424,989
France | 1.0%
Ubisoft Entertainment SA (*)	24,018	1,737,066
Germany | 1.2%
Symrise AG	20,489	1,991,290
Hong Kong | 3.0%
AIA Group, Ltd.	298,000	2,796,182
Hang Seng Bank, Ltd.	101,000	2,185,118
		4,981,300
Israel | 1.3%
Bank Leumi Le-Israel BM	295,200	2,101,211
Japan | 5.5%
Daiwa House Industry Co., Ltd.	59,800	1,948,442
Kansai Paint Co., Ltd.	67,800	1,584,701
Kao Corp.	22,800	1,690,921
TechnoPro Holdings, Inc.	36,300	2,152,165
Yamaha Corp.	40,000	1,809,589
		9,185,818
Netherlands | 2.7%
Wolters Kluwer NV	61,490	4,491,027
Singapore | 1.4%
Oversea-Chinese Banking Corp., Ltd.	302,000	2,380,021
South Africa | 1.5%
Distell Group Holdings, Ltd.	169,314	1,520,537
Sanlam, Ltd.	197,174	972,412
		2,492,949
Sweden | 3.2%
Assa Abloy AB, Class B	65,416	1,457,265
Epiroc AB, Class A	197,268	2,141,665
Description	Shares	Fair Value
Hexagon AB, B Shares	34,586	$1,671,205
		5,270,135
Switzerland | 4.2%
ABB, Ltd.	91,600	1,799,141
Alcon, Inc. (*)	18,100	1,056,358
Novartis AG	27,500	2,387,421
Partners Group Holding AG	2,300	1,764,317
		7,007,237
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,470	1,834,566
United Kingdom | 11.9%
Bunzl PLC	44,710	1,168,919
Coca-Cola European Partners PLC	43,870	2,432,591
Compass Group PLC	91,566	2,355,967
Diageo PLC	94,991	3,887,046
Prudential PLC	113,682	2,064,574
RELX PLC	139,710	3,323,431
The Weir Group PLC	53,406	937,219
Unilever PLC	61,363	3,689,659
		19,859,406
United States | 50.5%
Accenture PLC, Class A	18,525	3,563,284
Alphabet, Inc., Class A (*)	4,028	4,918,752
Aon PLC	22,625	4,379,521
Boston Scientific Corp. (*)	63,405	2,579,949
Cisco Systems, Inc.	46,455	2,295,342
CoreLogic, Inc. (*)	34,305	1,587,292
Dollar General Corp.	14,175	2,252,975
E*TRADE Financial Corp.	37,870	1,654,540
Honeywell International, Inc.	18,595	3,146,274
Intercontinental Exchange, Inc.	39,415	3,636,822
IQVIA Holdings, Inc. (*)	28,885	4,314,841
Johnson & Johnson	27,945	3,615,524
Kimberly-Clark Corp.	16,365	2,324,648
Lowe’s Cos., Inc.	13,520	1,486,659
McDonald’s Corp.	14,275	3,064,985
Microsoft Corp.	40,205	5,589,701
Motorola Solutions, Inc.	19,750	3,365,598
PTC, Inc. (*)	25,300	1,724,954
Rockwell Automation, Inc.	17,150	2,826,320
S&P Global, Inc.	12,210	2,991,206
Texas Instruments, Inc.	19,535	2,524,703
The Coca-Cola Co.	79,590	4,332,880
The Procter & Gamble Co.	24,160	3,005,021
Thermo Fisher Scientific, Inc.	15,655	4,559,832

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2019 (unaudited)

Description	Shares	Fair Value
Visa, Inc., Class A	22,655	$3,896,887
Zoetis, Inc.	37,265	4,642,846
		84,281,356
Total Common Stocks (Cost $122,973,734)		165,078,550

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 12.0%
Brazil | 2.8%
Brazil NTN-B:
6.00%, 05/15/21	1,260	$1,067,904
6.00%, 05/15/23	2,540	2,236,590
Brazil NTN-F, 10.00%, 01/01/27	4,740	1,337,515
		4,642,009
Dominican Republic | 2.3%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	16,800	360,988
16.95%, 02/04/22 (#)	17,700	399,385
8.90%, 02/15/23 (#)	106,000	2,043,047
10.50%, 04/07/23 (#)	51,500	1,044,060
		3,847,480
Egypt | 3.8%
Egypt Treasury Bills:
0.00%, 11/05/19	90,225	5,453,569
0.00%, 05/26/20	16,225	898,803
		6,352,372
Indonesia | 0.6%
Indonesia Government Bonds, 8.37%, 09/15/26	13,313,000	1,000,878
Malaysia | 0.9%
Malaysia Government Bonds:
3.65%, 10/31/19	6,595	1,575,799
3.62%, 11/30/21	240	57,868
		1,633,667
Russia | 1.6%
Russia Government Bonds - OFZ:
7.95%, 10/07/26	50,480	828,369
7.05%, 01/19/28	116,300	1,817,888
		2,646,257
Total Foreign Government Obligations (Cost $20,619,669)		20,122,663
Description	Shares	Fair Value
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $3,033,796)	3,033,796	$3,033,796
Total Investments | 112.7% (Cost $146,627,199) (»)		$188,235,009
Liabilities in Excess of Cash and Other Assets | (12.7)%		(21,254,680)
Net Assets | 100.0%		$166,980,329

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2019 (unaudited)

Forward Currency Contracts open at September 30, 2019

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	2,255,292	USD	549,000	CIT	11/08/19	$—	$7,574
CLP	2,104,618,500	USD	2,950,000	BNP	11/15/19	—	61,105
CLP	866,659,400	USD	1,226,000	CIT	10/18/19	—	37,064
CNY	19,113,024	USD	2,688,000	CIT	11/08/19	—	4,340
CNY	7,619,000	USD	1,059,961	HSB	12/05/19	8,059	—
COP	10,774,350,000	USD	3,123,000	SCB	12/13/19	—	37,368
CZK	34,730,000	USD	1,526,770	CIT	06/08/20	—	55,345
CZK	38,286,000	USD	1,682,637	SCB	06/08/20	—	60,553
DOP	3,223,721	USD	62,000	CIT	11/29/19	—	434
EUR	751,000	USD	832,283	SCB	10/07/19	—	13,420
GHS	9,237,800	USD	1,712,099	CIT	10/02/19	190	—
GHS	9,237,800	USD	1,656,262	CIT	01/02/20	—	1,080
GHS	9,237,800	USD	1,672,000	JPM	10/02/19	40,289	—
HUF	756,088,000	USD	2,506,258	CIT	03/27/20	—	19,357
IDR	12,241,770,000	USD	870,000	HSB	11/15/19	—	10,842
IDR	24,193,950,000	USD	1,705,000	HSB	11/15/19	—	7,009
ILS	2,941,000	USD	837,478	SCB	10/25/19	9,529	—
INR	175,720,440	USD	2,544,000	CIT	10/11/19	—	61,740
INR	63,234,936	USD	876,000	CIT	11/08/19	15,163	—
INR	72,611,395	USD	1,018,000	CIT	02/06/20	—	6,445
INR	50,529,500	USD	700,000	HSB	10/11/19	13,789	—
KES	86,909,530	USD	832,626	CIT	10/28/19	66	—
KZT	533,158,000	USD	1,345,000	HSB	01/15/20	—	4,312
KZT	592,611,000	USD	1,506,000	SCB	10/30/19	11,454	—
MXN	17,373,000	USD	897,281	HSB	10/31/19	—	21,151
MXN	23,128,000	USD	1,175,514	HSB	10/31/19	—	9,156
PEN	9,396,316	USD	2,751,000	HSB	11/07/19	33,269	—
PEN	5,365,225	USD	1,585,000	JPM	10/04/19	6,731	—
PHP	85,157,180	USD	1,618,650	JPM	03/31/20	11,775	—
PLN	13,106,000	USD	3,308,284	CIT	10/07/19	—	39,856
RUB	54,518,000	USD	818,279	BNP	10/16/19	20,953	—
RUB	56,527,800	USD	860,000	CIT	10/16/19	10,171	—
RUB	66,188,096	USD	988,000	HSB	10/16/19	30,878	—
SGD	4,066,000	USD	2,950,651	SCB	10/18/19	—	8,356
THB	70,164,200	USD	2,305,000	HSB	11/22/19	—	8,831
TRY	7,211,000	USD	1,256,400	BNP	10/24/19	10,350	—
TRY	5,605,000	USD	850,168	HSB	07/02/20	65,709	—
UGX	4,688,398,000	USD	1,261,000	CIT	11/18/19	—	706
USD	4,930,041	AUD	7,264,000	BNP	10/21/19	23,886	—
USD	238,000	BRL	979,013	CIT	05/18/20	5,601	—
USD	721,785	CZK	16,644,000	CIT	06/08/20	16,619	—
USD	961,000	CZK	22,183,724	CIT	06/08/20	21,130	—
USD	638,809	CZK	14,488,000	SCB	06/08/20	24,988	—
USD	826,336	EUR	751,000	HSB	10/07/19	7,472	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2019 (unaudited)

Forward Currency Contracts open at September 30, 2019 (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,705,178	GHS	9,237,800	CIT	10/02/19	$—	$7,111
USD	415,000	KZT	161,808,500	SCB	10/30/19	669	—
USD	1,074,000	RUB	68,932,005	CIT	10/16/19	12,883	—
USD	148,126	RUB	9,396,000	HSB	10/16/19	3,487	—
USD	875,614	TRY	5,605,000	SCB	07/02/20	—	40,263
USD	1,639,717	ZAR	25,133,000	CIT	11/08/19	—	11,810
USD	885,509	ZAR	13,275,000	HSB	11/08/19	13,189	—
UYU	48,716,760	USD	1,311,000	CIT	11/06/19	—	1,034
UYU	42,195,418	USD	1,213,000	HSB	10/04/19	—	72,110
UYU	31,616,838	USD	837,000	HSB	05/29/20	—	24,480
ZAR	13,295,000	USD	866,963	HSB	11/08/19	6,671	—
ZAR	37,174,000	USD	2,431,014	HSB	11/08/19	11,745	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$436,715	$632,852

Currency Abbreviations:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KES	— Kenyan Shilling
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2019 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2019 these securities amounted to 2.3% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks
Aerospace & Defense	1.1%
Banks	5.5
Beverages	9.0
Building Products	0.9
Capital Markets	6.0
Chemicals	2.1
Communications Equipment	3.4
Electrical Equipment	2.8
Electronic Equipment, Instruments & Components	1.0
Entertainment	1.0
Health Care Equipment & Supplies	2.2
Hotels, Restaurants & Leisure	3.2
Household Products	3.2
Industrial Conglomerates	1.9
Insurance	7.0
Interactive Media & Services	4.6
Internet & Direct Marketing Retail	0.7
IT Services	5.4
Leisure Products	1.1
Life Sciences Tools & Services	5.3
Machinery	1.8
Multiline Retail	2.5
Personal Products	3.2
Pharmaceuticals	6.4
Professional Services	6.0
Real Estate Management & Development	1.2
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	2.6
Software	4.4
Specialty Retail	0.9
Trading Companies & Distributors	0.7
Subtotal	98.9
Foreign Government Obligations	12.0
Short-Term Investments	1.8
Total Investments	112.7%

† Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 25, 2019